Derivative Liabilities (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Summary of changes in fair value of Level 3 financial liabilities
Beginning balance	$ 0
Initial valuation of derivative financial instruments	1,451,644
Net unrealized (gain) loss on derivative financial instruments	(676,048)
Ending balance	$ 775,596